Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues
Revenues	¥ 59,491,865	$ 9,117,527	¥ 30,141,886	¥ 13,119,990
Online marketing services and others
Revenues
Revenues	47,953,779	7,349,238	26,813,641	11,515,575
Transaction services
Revenues
Revenues	5,787,415	886,960	¥ 3,328,245	¥ 1,604,415
Merchandise sales
Revenues
Revenues	¥ 5,750,671	$ 881,329